Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
		Jul. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Gain on bargain purchase						$ 2,005,282		$ 971,282
Acquisition of United Games, LLC and United League, LLC [Member]
Cash		$ 3,740
Receivables		361,345
Intangible assets (see Note 2)		1,816,000
Total assets acquired		2,181,085
Accounts payable and accrued liabilities		409,803
Total liabilities assumed		409,803
Net assets acquired		1,771,282
Consideration	[1]	800,000
Gain on bargain purchase		$ 971,282

[1]	The 50,000,000 shares of our common stock transferred as consideration in accordance with the Purchase Agreement was valued on July 20, 2018, the date of acquisition, based on the weighted equity fair value of $0.016 per share as determined by a third-party valuation firm.